Note - 9 - Share Capital - Stock Options Outstanding and Exercisable (Details)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Number outstanding	2,269,294
Number exercisable	1,831,924
Weighted average remaining contractual life	2.13
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 5.35
Top of range [member]
Statement Line Items [Line Items]
Exercise price	17.55
Range one [member]
Statement Line Items [Line Items]
Exercise price	$ 5.35	[1]
Number outstanding	400,000	[1]
Number exercisable	400,000	[1]
Weighted average remaining contractual life	0.79	[1]
Range two [member]
Statement Line Items [Line Items]
Exercise price	$ 5.86
Number outstanding	440,000
Number exercisable	440,000
Weighted average remaining contractual life	0.46
Range three [member]
Statement Line Items [Line Items]
Exercise price	$ 9.16
Number outstanding	21,666
Number exercisable	21,666
Weighted average remaining contractual life	2.7
Range four [member]
Statement Line Items [Line Items]
Exercise price	$ 9.28
Number outstanding	368,333
Number exercisable	368,333
Weighted average remaining contractual life	2.93
Range five [member]
Statement Line Items [Line Items]
Exercise price	$ 9.61	[1]
Number outstanding	75,000	[1]
Number exercisable	75,000	[1]
Weighted average remaining contractual life	0.17	[1]
Range six [member]
Statement Line Items [Line Items]
Exercise price	$ 10.02
Number outstanding	187,500
Number exercisable	187,500
Weighted average remaining contractual life	2.48
Range seven [member]
Statement Line Items [Line Items]
Exercise price	$ 10.04
Number outstanding	263,500
Number exercisable	263,500
Weighted average remaining contractual life	1.5
Range eight [member]
Statement Line Items [Line Items]
Exercise price	$ 13.91
Number outstanding	285,522
Number exercisable
Weighted average remaining contractual life	4.93
Range nine [member]
Statement Line Items [Line Items]
Exercise price	$ 17.55
Number outstanding	227,773
Number exercisable	75,925
Weighted average remaining contractual life	3.93

[1]	Inducement options issued outside the Company's Plan as an incentive to attract senior officers for employment.